INVESTMENT IN ASSOCIATE - Schedule of investment in associate (Details)	12 Months Ended
Mar. 31, 2023 CAD ($)
INVESTMENT IN ASSOCIATE
Share of loss of associate	$ 3,426,629
Impairment of investment in associate	8,336,404
Field Trip Health and Wellness Ltd
INVESTMENT IN ASSOCIATE
Investment in Field Trip H&W	9,807,500
Loss allowance for lease guarantees provided to Field Trip H&W (Note 22)	1,935,051
Share of loss of associate	(3,426,629)
Share of exchange gain in associate	20,482
Impairment of investment in associate	(8,336,404)
Net investment in associate